Financial instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Working capital	$ 2,012	$ 1,695
Equity price risk [member]
IfrsStatementLineItems [Line Items]
Change in market price, percentage	10.00%
Profit loss include in investment loss	$ 16
Interest rate risk [member] | Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Increase (Decrease) of basis point in the applicable rate of interest	0.10%
Interest rate risk [member] | Secured Revolving Credit Facility [Member] | Base rate [member]
IfrsStatementLineItems [Line Items]
Interest rate	3.00%
Interest rate risk [member] | Secured Revolving Credit Facility [Member] | SOFR [member]
IfrsStatementLineItems [Line Items]
Interest rate	4.00%
Interest rate risk [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Increase (Decrease) of basis point in the applicable rate of interest	0.10%